COST OF SALES (Narrative) (Details) - Canada emergency wage subsidy [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Site operating costs [Member]
Disclosure Of Cost Of Sales [Line Items]
Benefits for claims submitted for Canada Emergency Wage Subsidy	$ 6,013
General administrative expenses [Member]
Disclosure Of Cost Of Sales [Line Items]
Benefits for claims submitted for Canada Emergency Wage Subsidy	$ 364